Fair Value Measurement - Fair Value Hierarchy For Financial Instrument (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets:
Other receivables	$ 5.4	$ 3.6
Liabilities:
Section 31 fees payable	$ 93.0	107.7
Fair value inputs
Risk premium	6.40%
Fluctuation rate	1.00%
Change in fair value valuation	$ 2.0
Total
Assets:
Cash and cash equivalents	75.1	122.2
Accounts receivable	131.0	130.2
Restricted cash		14.0
Other receivables	5.4	3.6
Investment in EuroCCP	11.9	10.9
Total assets	223.4	280.9
Liabilities:
Accounts payable	42.9	38.9
Section 31 fees payable	93.0	107.7
Long-term debt	677.6	467.9
Total liabilities	813.5	614.5
Level 1
Assets:
Cash and cash equivalents	75.1	122.2
Accounts receivable	0.0
Restricted cash		14.0
Other receivables	0.0
Investment in EuroCCP	0.0
Total assets	75.1	136.2
Liabilities:
Accounts payable	0.0
Section 31 fees payable	0.0
Long-term debt	0.0
Total liabilities	0.0
Level 2
Assets:
Cash and cash equivalents	0.0
Accounts receivable	131.0	130.2
Other receivables	5.4	3.6
Investment in EuroCCP	0.0
Total assets	136.4	133.8
Liabilities:
Accounts payable	42.9	38.9
Section 31 fees payable	93.0	107.7
Long-term debt	677.6	467.9
Total liabilities	813.5	614.5
Level 3
Assets:
Cash and cash equivalents	0.0
Accounts receivable	0.0
Other receivables	0.0
Investment in EuroCCP	11.9	10.9
Total assets	11.9	$ 10.9
Liabilities:
Accounts payable	0.0
Section 31 fees payable	0.0
Long-term debt	0.0
Total liabilities	$ 0.0